Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of cash and cash equivalents
Cash at bank	$ 85,112		$ 60,034
Deposits at call	390		413
Cash and cash equivalents	85,502	$ 115,956	60,447	$ 136,881
Loss for the period	(16,884)	(22,645)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	1,105	1,093
Foreign exchange losses	504	122
Finance costs	4,551	4,140
Remeasurement of borrowing arrangements	(54)	(480)
Remeasurement of contingent consideration	(4,468)	(280)
Remeasurement of warrant liability	401		$ (5,896)
Equity settled share-based payment	350	1,076
Deferred tax benefit	(55)	(62)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	519	(1,080)
Decrease/(increase) in prepayments	1,342	1,843
Increase/(decrease) in trade creditors and accruals	(2,388)	(3,016)
Increase/(decrease) in provisions	790	1,090
Net cash (outflows) in operating activities	$ (14,287)	$ (18,199)